TAXES ON EARNINGS - Income Tax Rate Reconciliation (Details)	12 Months Ended
	Sep. 27, 2019	Sep. 28, 2018	Sep. 29, 2017
Income Tax Disclosure [Abstract]
Federal statutory income tax rate	21.00%	24.50%	35.00%
State and local taxes, net of federal tax benefit	(0.90%)	1.10%	1.30%
Revaluation of deferred tax liabilities for US statutory change	0.00%	(41.80%)	0.00%
Mandatory repatriation tax on foreign earnings	1.90%	13.00%	0.00%
Domestic production activities deduction	0.00%	(0.80%)	(2.40%)
Research and development credit	(10.20%)	(11.10%)	(2.60%)
Prior year deferred tax adjustments	4.70%	1.90%	(4.00%)
Foreign Rate Difference	6.00%	0.80%	0.00%
Change in valuation allowance	11.20%	(1.90%)	3.80%
US Tax Reform - International Provisions	(0.047)	0	0
Other	(2.50%)	4.20%	(0.60%)
Effective tax rate	26.50%	(10.10%)	30.50%